Loss per share - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Stock options and awards
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	16,788,252	16,270,724